                                                                          March 31, 2016

STRATEGIC FUNDS, INC.

DREYFUS SELECT MANAGERS SMALL CAP VALUE FUND

Supplement to Summary Prospectus
and Statutory Prospectus
dated March 31, 2016

The following information supplements and supersedes any contrary information contained in the fund's prospectus and summary prospectus:

Pursuant to the terms of the Sub-Investment Advisory Agreement between The Dreyfus Corporation and Iridian Asset Management LLC ("Iridian"), a subadviser to the fund, Iridian duly provided notice of termination of its services under the Sub-Investment Advisory Agreement, effective on April 30, 2016.  The target percentages of the fund's assets allocated to each subadviser noted in the prospectus reflect the termination of Iridian as a subadviser to the fund.

6246STK0316A

                                                                              March 31, 2016

STRATEGIC FUNDS, INC.

-DREYFUS SELECT MANAGERS SMALL CAP VALUE FUND

Supplement to Statement of Additional Information

dated April 27, 2015, as revised or amended

June 1, 2015, September 1, 2015, September 4, 2015, October 1, 2015, October 6, 2015, November 6, 2015, December 31, 2015, February 1, 2016, March 1, 2016 and March 31, 2016

The following information supplements and supersedes any contrary information contained in the fund's statement of additional information:

Pursuant to the terms of the Sub-Investment Advisory Agreement between The Dreyfus Corporation and Iridian Asset Management LLC ("Iridian"), a subadviser to the fund, Iridian duly provided notice of termination of its services under the Sub-Investment Advisory Agreement, effective on April 30, 2016.

GRP3-SAISTK-0316